PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED SEPTEMBER 25, 2013 TO THE PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio

PowerShares DWA Emerging Markets Technical Leaders Portfolio

PowerShares Emerging Markets Infrastructure Portfolio

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

PowerShares FTSE RAFI Emerging Markets Portfolio

PowerShares Global Agriculture Portfolio

PowerShares Global Clean Energy Portfolio

PowerShares Global Gold and Precious Metals Portfolio

PowerShares Global Water Portfolio

PowerShares MENA Frontier Countries Portfolio

PowerShares S&P International Developed High Quality Portfolio

Important Notice Regarding Change in the Name for the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Markets Technical Leaders Portfolio (each, a "Fund")

Effective October 4, 2013, the name of the PowerShares DWA Developed Markets Technical Leaders Portfolio will change to the PowerShares DWA Developed Markets Momentum Portfolio, and the name of the PowerShares DWA Emerging Markets Technical Leaders Portfolio will change to the PowerShares DWA Emerging Markets Momentum Portfolio.

Therefore, on that date, all references to PowerShares DWA Developed Markets Technical Leaders Portfolio hereby are replaced with PowerShares DWA Developed Markets Momentum Portfolio, and all references to PowerShares DWA Emerging Markets Technical Leaders Portfolio hereby are replaced with PowerShares DWA Emerging Markets Momentum Portfolio.

There will be no change to the respective investment objective, underlying index or methodology of the underlying index for each Fund.

Please Retain This Supplement For Future Reference.